GRANTS RECEIVABLE AND OTHER CURRENT ASSETS - Additional Information (Details) - CAD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Aug. 31, 2022	Jan. 31, 2022	Mar. 31, 2021	Aug. 31, 2019	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2020
GRANTS
Deferred grants					$ 1,255
Grant receivable					457
Saint-Michel-des-Saints [Member]
GRANTS
Amount of payments received					1,950
Grant receivable					0	$ 1,378
Sustainable Development Technology Canada Agreement1 [Member]
GRANTS
Government grants secured				$ 4,250
Additional grant receivables			$ 223
Grant receivable					425	425
Sustainable Development Technology Canada Agreement 2 [Member]
GRANTS
Government grants secured	$ 5,750
Amount of payments received					2,322
Grant receivable					0	862
Transition Energetique Quebec [Member]
GRANTS
Additional grant receivables		$ 3,000
Amount of payments received					450
Deferred grants							$ 3,000
Grant receivable					$ 300	$ 750